Schedule of Components of Deferred tax Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Fixed assets	$ (268,594)	$ 3,837
Interest	62,310	46,361
Research and development expenses	454,942
Stock-based compensation	917,351	637,112
Net operating losses - federal	2,898,411	1,687,053
Net operating losses – state and local	921,350	536,282
Net operating losses - foreign	37,686
Research credit	28,985	28,985
Deferred tax assets gross	5,052,441	2,939,630
Less valuation allowance	(5,244,441)	(2,939,630)
Net deferred tax liability	$ (192,000)